Goodwill and Other Intangible Assets - Schedule of estimated future amortization expense on intangible assets (Details) $ in Millions	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 223
2021	127
2022	86
2023	76
2024	59
Thereafter	212
Total future amortization of intangible assets	$ 783